Note 39 - Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 178,416	€ 178,896
Interbank balances (w/o central banks)	5,535	7,189
Central bank funds sold and securities purchased under resale agreements	8,263	8,415
Securities borrowed	32	0
Financial assets at fair value through profit or loss	459,625	476,114
Financial assets at fair value through other comprehensive income	7,393	7,296
Equity method investments	0	0
Loans at amortized cost	133,131	126,584
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	93,111	93,564
Assets for current tax	1,084	873
Total assets before deferred tax assets	886,590	898,931
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	606	6
Central bank funds sold and securities purchased under resale agreements	6,462	3,063
Securities borrowed	6	0
Financial assets at fair value through profit or loss	5,648	6,431
Financial assets at fair value through other comprehensive income	28,152	24,380
Equity method investments	1,013	1,124
Loans at amortized cost	346,222	364,591
Property and equipment	6,185	6,103
Goodwill and other intangible assets	7,327	7,092
Other assets	21,587	24,560
Assets for current tax	429	711
Total assets before deferred tax assets	423,637	438,061
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	178,416	178,896
Interbank balances (w/o central banks)	6,140	7,195
Central bank funds sold and securities purchased under resale agreements	14,725	11,478
Securities borrowed	39	0
Financial assets at fair value through profit or loss	465,273	482,545
Financial assets at fair value through other comprehensive income	35,546	31,675
Equity method investments	1,013	1,124
Loans at amortized cost	479,353	491,175
Property and equipment	6,185	6,103
Goodwill and other intangible assets	7,327	7,092
Other assets	114,698	118,124
Assets for current tax	1,513	1,584
Total assets before deferred tax assets	1,310,227	1,336,992
Deferred tax assets	7,039	7,225
Total assets	€ 1,317,266	€ 1,344,217